Provisions for other liabilities - Changes in Provisions for Other Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movement In Other Provisions [Roll Forward]
Other provisions, beginning balance	$ 3,172	$ 3,625
Additions	2,339	568
Used during year	(407)	(774)
Exchange differences	(745)	(247)
Other provisions, ending balance	4,359	3,172
Labor, legal and other claims
Movement In Other Provisions [Roll Forward]
Other provisions, beginning balance	3,126	3,620
Additions	890	527
Used during year	(407)	(774)
Exchange differences	(745)	(247)
Other provisions, ending balance	2,864	3,126
Others
Movement In Other Provisions [Roll Forward]
Other provisions, beginning balance	46	5
Additions	1,449	41
Used during year	0	0
Exchange differences	0	0
Other provisions, ending balance	$ 1,495	$ 46